Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 52.5%
Communication Services 7.3%
Amazon.com, Inc.:
2.5%, 6/3/2050		20,000	20,400
4.25%, 8/22/2057		45,000	61,436
AT&T, Inc.:
3-month USD-LIBOR + 1.180%, 1.429% *, 6/12/2024		207,000	210,676
1.65%, 2/1/2028		50,000	50,095
2.25%, 2/1/2032		85,000	85,017
2.75%, 6/1/2031		125,000	131,882
3.65%, 6/1/2051		100,000	100,865
CCO Holdings LLC, 144A, 4.75%, 3/1/2030		100,000	105,875
Charter Communications Operating LLC:
3.7%, 4/1/2051		35,000	34,590
3.75%, 2/15/2028		75,000	82,920
5.05%, 3/30/2029		60,000	71,915
Comcast Corp.:
1.95%, 1/15/2031		45,000	46,253
2.8%, 1/15/2051		40,000	40,476
Cox Communications, Inc., 144A, 2.95%, 10/1/2050		40,000	38,492
CSC Holdings LLC:
144A, 3.375%, 2/15/2031		200,000	193,650
144A, 4.125%, 12/1/2030		200,000	203,850
Discovery Communications LLC, 5.3%, 5/15/2049		25,000	30,551
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		250,000	275,136
Match Group Holdings II LLC, 144A, 4.125%, 8/1/2030		135,000	136,561
Netflix, Inc.:
144A, 3.625%, 6/15/2025		45,000	47,008
5.5%, 2/15/2022		125,000	130,937
5.875%, 11/15/2028		125,000	149,151
NortonLifeLock, Inc., 3.95%, 6/15/2022		225,000	229,219
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028		30,000	30,715
144A, 3.3%, 2/15/2051 (b)		50,000	49,536
144A, 3.875%, 4/15/2030		75,000	85,096
144A, 4.375%, 4/15/2040		70,000	82,052
144A, 4.5%, 4/15/2050		60,000	71,980
Tencent Music Entertainment Group, 2.0%, 9/3/2030		211,000	206,568
VeriSign, Inc.:
4.625%, 5/1/2023		250,000	251,275
5.25%, 4/1/2025		250,000	276,250
Verizon Communications, Inc., 4.329%, 9/21/2028		70,000	84,875
ViacomCBS, Inc., 4.2%, 5/19/2032		50,000	57,218
Vodafone Group PLC, 4.25%, 9/17/2050		55,000	63,790
Walt Disney Co.:
2.65%, 1/13/2031		45,000	48,585
3.6%, 1/13/2051		50,000	56,345
			3,841,240
Consumer Discretionary 5.8%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028		210,000	214,158
Cummins, Inc., 2.6%, 9/1/2050		40,000	39,239
Dollar General Corp., 4.125%, 4/3/2050		20,000	23,719
Ford Motor Credit Co. LLC:
3.37%, 11/17/2023		350,000	344,750
5.584%, 3/18/2024		206,000	214,289
General Motors Co., 5.4%, 10/2/2023		30,000	33,071
General Motors Financial Co., Inc.:
3.15%, 6/30/2022		265,000	272,221
3.95%, 4/13/2024		120,000	126,966
4.35%, 4/9/2025		84,000	91,125
5.2%, 3/20/2023		40,000	43,394
Hasbro, Inc., 3.55%, 11/19/2026		70,000	74,169
Home Depot, Inc.:
3.125%, 12/15/2049		80,000	89,246
3.35%, 4/15/2050		50,000	57,880
Hyundai Capital America, 144A, 1.25%, 9/18/2023		145,000	144,677
Lowe's Companies, Inc.:
4.05%, 5/3/2047		40,000	47,833
5.0%, 4/15/2040		35,000	45,879
5.125%, 4/15/2050		25,000	34,503
McDonald's Corp.:
2.125%, 3/1/2030		35,000	36,419
4.2%, 4/1/2050		50,000	60,855
NIKE, Inc., 3.375%, 3/27/2050		29,000	33,876
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027		395,000	395,689
O'Reilly Automotive, Inc., 1.75%, 3/15/2031		20,000	19,768
QVC, Inc., 4.75%, 2/15/2027		172,000	176,678
Sands China Ltd., 4.6%, 8/8/2023		200,000	213,222
Target Corp., 2.65%, 9/15/2030		30,000	33,497
Walmart, Inc., 3.4%, 6/26/2023		175,000	189,066
			3,056,189
Consumer Staples 1.9%
Albertsons Companies, Inc., 144A, 3.25%, 3/15/2026		90,000	89,309
Altria Group, Inc., 4.8%, 2/14/2029		25,000	29,665
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040		50,000	58,441
5.55%, 1/23/2049		55,000	73,941
BAT Capital Corp., 2.726%, 3/25/2031		60,000	59,787
Cargill, Inc., 144A, 1.375%, 7/23/2023		100,000	102,289
Constellation Brands, Inc., 2.875%, 5/1/2030		40,000	43,189
Estee Lauder Companies, Inc.:
2.375%, 12/1/2029		26,000	27,967
2.6%, 4/15/2030		15,000	16,388
General Mills, Inc., 2.875%, 4/15/2030		65,000	71,267
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030		25,000	28,048
3.8%, 5/1/2050		30,000	34,516
4.057%, 5/25/2023		90,000	97,832
4.597%, 5/25/2028		70,000	84,061
PepsiCo, Inc.:
3.375%, 7/29/2049		55,000	63,523
3.5%, 3/19/2040		25,000	29,606
Philip Morris International, Inc., 2.1%, 5/1/2030		60,000	61,717
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030		40,000	40,086
			1,011,632
Energy 2.5%
BP Capital Markets America, Inc.:
1.749%, 8/10/2030		40,000	39,693
3.543%, 4/6/2027		75,000	83,953
Devon Energy Corp., 5.0%, 6/15/2045		100,000	94,918
Energy Transfer Operating LP:
4.25%, 3/15/2023		350,000	363,909
5.0%, 5/15/2050		20,000	18,518
Exxon Mobil Corp.:
2.44%, 8/16/2029		87,000	93,423
3.482%, 3/19/2030		100,000	115,309
Hess Corp., 5.8%, 4/1/2047		100,000	109,625
Marathon Petroleum Corp.:
4.5%, 5/1/2023		110,000	118,713
4.7%, 5/1/2025		100,000	113,007
MPLX LP, 2.65%, 8/15/2030		35,000	34,162
Plains All American Pipeline LP, 3.8%, 9/15/2030		50,000	48,484
Total Capital International SA, 3.127%, 5/29/2050		60,000	62,272
			1,295,986
Financials 12.9%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024		300,000	297,049
4.625%, 10/15/2027		300,000	290,566
Air Lease Corp., 3.0%, 2/1/2030		125,000	116,405
Aircastle Ltd., 4.4%, 9/25/2023		109,000	107,828
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		200,000	217,558
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		200,000	216,073
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		167,000	166,596
Banco de Credito del Peru, 144A, 3.125%, 7/1/2030		97,000	97,304
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		200,000	210,252
Bank of America Corp.:
2.592%, 4/29/2031		160,000	170,227
2.676%, 6/19/2041		60,000	61,265
4.3%, Perpetual (c)		204,000	197,880
Barclays PLC, 2.852%, 5/7/2026		200,000	208,018
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025		201,000	196,377
Citigroup, Inc.:
2.572%, 6/3/2031		125,000	131,009
3.2%, 10/21/2026		170,000	187,527
4.412%, 3/31/2031		80,000	95,898
Empower Finance LP:
144A, 1.776%, 3/17/2031		24,000	24,004
144A, 3.075%, 9/17/2051		36,000	37,383
Global Payments, Inc., 3.2%, 8/15/2029		120,000	130,889
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		40,000	43,373
HSBC Holdings PLC, 2.633%, 11/7/2025		250,000	260,455
Intercontinental Exchange, Inc.:
2.1%, 6/15/2030		52,000	53,404
3.0%, 6/15/2050		33,000	34,406
JPMorgan Chase & Co.:
2.522%, 4/22/2031		150,000	159,611
2.739%, 10/15/2030		100,000	107,133
2.956%, 5/13/2031		50,000	53,645
Kookmin Bank, 144A, 1.75%, 5/4/2025		200,000	206,410
Morgan Stanley:
2.188%, 4/28/2026		105,000	109,965
3.622%, 4/1/2031		150,000	172,347
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030		395,000	394,049
PayPal Holdings, Inc.:
2.65%, 10/1/2026		84,000	91,659
2.85%, 10/1/2029		25,000	27,516
Prudential Financial, Inc., 4.35%, 2/25/2050		25,000	30,068
REC Ltd., 144A, 4.75%, 5/19/2023		200,000	210,475
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026		270,000	288,922
Societe Generale SA, 144A, 2.625%, 1/22/2025		200,000	206,387
State Street Corp., 2.4%, 1/24/2030		102,000	111,712
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	86,616
Synchrony Financial, 4.375%, 3/19/2024		40,000	43,282
The Allstate Corp., 3.85%, 8/10/2049		30,000	35,663
The Goldman Sachs Group, Inc.:
3.5%, 4/1/2025		100,000	110,367
4.4%, Perpetual (c) (d)		63,000	59,535
Visa, Inc., 2.05%, 4/15/2030		95,000	101,785
Wells Fargo & Co.:
2.188%, 4/30/2026		295,000	307,694
2.393%, 6/2/2028		168,000	175,271
3.196%, 6/17/2027		90,000	98,220
			6,740,078
Health Care 4.1%
AbbVie, Inc.:
144A, 3.2%, 11/21/2029		50,000	55,086
144A, 4.25%, 11/21/2049		30,000	35,615
144A, 4.75%, 3/15/2045		25,000	30,212
Amgen, Inc.:
3.375%, 2/21/2050		50,000	53,737
4.563%, 6/15/2048		40,000	51,211
Anthem, Inc.:
2.25%, 5/15/2030		80,000	82,381
2.875%, 9/15/2029		40,000	43,207
AstraZeneca PLC, 1.375%, 8/6/2030		50,000	48,635
Biogen, Inc., 3.15%, 5/1/2050		50,000	49,341
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	87,251
Bristol-Myers Squibb Co., 4.25%, 10/26/2049		85,000	111,626
Cigna Corp.:
2.4%, 3/15/2030		30,000	31,114
3.2%, 3/15/2040		15,000	15,901
CVS Health Corp.:
1.75%, 8/21/2030		130,000	127,041
2.7%, 8/21/2040		30,000	28,592
4.25%, 4/1/2050		20,000	23,508
5.05%, 3/25/2048		45,000	57,438
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	200,000	230,847
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031		150,000	148,307
Gilead Sciences, Inc.:
1.65%, 10/1/2030		40,000	39,930
2.8%, 10/1/2050		50,000	49,412
HCA, Inc., 5.25%, 6/15/2026		130,000	151,669
Hologic, Inc., 144A, 3.25%, 2/15/2029		65,000	65,406
Merck & Co., Inc., 2.45%, 6/24/2050		80,000	80,304
Pfizer, Inc., 4.2%, 9/15/2048		60,000	77,244
Stryker Corp., 2.9%, 6/15/2050		60,000	61,849
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		110,000	119,912
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		54,000	60,221
2.9%, 5/15/2050		50,000	52,730
Universal Health Services, Inc., 144A, 2.65%, 10/15/2030		65,000	64,692
			2,134,419
Industrials 4.6%
3M Co., 3.7%, 4/15/2050		26,000	31,475
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027		200,000	200,773
Agilent Technologies, Inc., 2.1%, 6/4/2030		45,000	46,255
Boeing Co.:
2.3%, 8/1/2021		150,000	151,973
2.7%, 5/1/2022		125,000	127,469
4.508%, 5/1/2023		140,000	147,608
4.875%, 5/1/2025		93,000	101,196
5.04%, 5/1/2027		60,000	66,055
Delta Air Lines, Inc.:
4.375%, 4/19/2028		94,000	83,905
144A, 4.5%, 10/20/2025		30,000	30,806
FedEx Corp.:
3.8%, 5/15/2025		245,000	277,154
4.05%, 2/15/2048		114,000	131,455
Gartner, Inc., 144A, 3.75%, 10/1/2030		60,000	60,693
General Electric Co.:
3.45%, 5/1/2027		50,000	52,939
3.625%, 5/1/2030		35,000	36,246
GFL Environmental, Inc., 144A, 3.75%, 8/1/2025		100,000	100,552
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028		110,000	113,773
Otis Worldwide Corp., 2.565%, 2/15/2030		60,000	64,484
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		195,000	204,262
144A, 6.25%, 1/15/2028		70,000	70,875
RELX Capital, Inc., 3.0%, 5/22/2030		15,000	16,401
Roper Technologies, Inc., 2.0%, 6/30/2030		40,000	40,776
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025		260,000	277,840
			2,434,965
Information Technology 4.0%
Activision Blizzard, Inc., 1.35%, 9/15/2030		20,000	19,551
Apple, Inc., 3.75%, 9/12/2047		100,000	123,531
Booz Allen Hamilton, Inc., 144A, 3.875%, 9/1/2028		40,000	41,062
Broadcom, Inc.:
4.11%, 9/15/2028		212,000	239,083
5.0%, 4/15/2030		70,000	82,572
Dell International LLC:
144A, 4.9%, 10/1/2026		198,000	223,824
144A, 5.875%, 6/15/2021		159,000	159,199
HP, Inc., 2.2%, 6/17/2025		125,000	130,940
Intel Corp., 3.25%, 11/15/2049		60,000	67,183
International Business Machines Corp., 3.5%, 5/15/2029		100,000	115,255
KLA Corp., 3.3%, 3/1/2050		31,000	32,752
Lam Research Corp., 2.875%, 6/15/2050		24,000	24,811
Microchip Technology, Inc., 144A, 2.67%, 9/1/2023		50,000	51,752
Micron Technology, Inc., 2.497%, 4/24/2023		70,000	72,692
Microsoft Corp., 3.7%, 8/8/2046		86,000	107,990
NVIDIA Corp.:
3.5%, 4/1/2040		14,000	16,407
3.5%, 4/1/2050		22,000	25,746
NXP BV:
144A, 2.7%, 5/1/2025		15,000	15,890
144A, 3.875%, 9/1/2022		200,000	211,383
Open Text Corp., 144A, 3.875%, 2/15/2028		175,000	177,023
Oracle Corp.:
3.6%, 4/1/2050		25,000	28,179
4.0%, 11/15/2047		35,000	41,493
Qorvo, Inc., 144A, 3.375%, 4/1/2031		60,000	60,975
			2,069,293
Materials 1.7%
Air Products and Chemicals, Inc., 2.05%, 5/15/2030		30,000	31,490
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		110,000	115,698
EI du Pont de Nemours & Co., 2.3%, 7/15/2030		25,000	26,523
Glencore Funding LLC, 144A, 1.625%, 9/1/2025		275,000	272,693
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		237,000	255,418
Newmont Corp., 2.25%, 10/1/2030		40,000	41,281
Nucor Corp., 2.7%, 6/1/2030		10,000	10,737
Nutrition & Biosciences, Inc., 144A, 3.468%, 12/1/2050		57,000	57,551
Reynolds Group Issuer, Inc, 144A, 4.0%, 10/15/2027 (b)		40,000	40,300
WRKCo., Inc., 3.0%, 6/15/2033		30,000	32,634
			884,325
Real Estate 2.4%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		55,000	55,356
(REIT), 3.8%, 8/15/2029		55,000	62,962
Crown Castle International Corp., (REIT), 3.8%, 2/15/2028		50,000	56,725
Equinix, Inc.:
(REIT), 2.15%, 7/15/2030		34,000	34,421
(REIT), 2.625%, 11/18/2024		74,000	78,681
(REIT), 3.2%, 11/18/2029		81,000	89,269
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		55,000	56,374
144A, (REIT), 5.25%, 7/15/2030		105,000	109,463
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		80,000	80,609
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026		50,000	54,616
SBA Communications Corp.:
144A (REIT), 3.875%, 2/15/2027		155,000	157,325
(REIT), 4.0%, 10/1/2022		190,000	191,425
(REIT), 4.875%, 9/1/2024		125,000	128,112
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031		40,000	41,219
(REIT), 3.1%, 1/15/2030		80,000	84,992
			1,281,549
Utilities 5.3%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		210,000	235,980
American Electric Power Co., Inc.:
3.2%, 11/13/2027		50,000	55,018
4.3%, 12/1/2028		20,000	23,615
Calpine Corp., 144A, 4.5%, 2/15/2028		210,000	215,069
Dominion Energy, Inc., 3.375%, 4/1/2030		110,000	124,028
Duke Energy Corp.:
3.4%, 6/15/2029		30,000	33,679
4.2%, 6/15/2049		30,000	36,845
Duke Energy Indiana LLC, 2.75%, 4/1/2050		50,000	51,191
Edison International, 5.75%, 6/15/2027		370,000	408,522
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	217,517
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		200,000	199,942
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		36,000	40,355
3.5%, 4/1/2029		58,000	65,983
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		175,000	180,688
144A, 4.25%, 7/15/2024		250,000	260,675
Oncor Electric Delivery Co. LLC, 2.75%, 5/15/2030		25,000	27,906
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	19,029
3.3%, 8/1/2040		60,000	55,099
3.5%, 8/1/2050		25,000	22,541
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	222,000	278,504
Sempra Energy, 4.0%, 2/1/2048		55,000	62,026
Southern California Edison Co., 4.875%, 3/1/2049		50,000	60,761
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	97,993
			2,772,966
Total Corporate Bonds (Cost $26,105,261)			27,522,642
Mortgage-Backed Securities Pass-Throughs 11.5%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		254,726	280,998
5.5%, 10/1/2023		5,378	5,611
Federal National Mortgage Association:
12-month USD-LIBOR + 1.750%, 2.5% *, 9/1/2038		25,379	26,183
2.5%, with various maturities from 3/1/2050 until 10/1/2050 (b)		732,770	771,515
3.5%, with various maturities from 12/1/2045 until 10/1/2048		2,164,124	2,356,474
4.0%, 4/1/2047		1,395,800	1,551,424
Government National Mortgage Association, 2.0%, 10/1/2050 (b)		1,000,000	1,038,660
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,761,886)			6,030,865
Asset-Backed 6.5%
Automobile Receivables 2.3%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		660,000	688,555
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		230,000	235,879
Hertz Vehicle Financing II LP, "A", Series 2017-1A, 144A, 2.96%, 10/25/2021		292,821	294,274
			1,218,708
Credit Card Receivables 3.2%
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		300,000	300,043
Master Credit Card Trust II, "A", Series 2020-1A, 144A, 1.99%, 9/21/2024		350,000	363,083
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	1,006,947
			1,670,073
Miscellaneous 1.0%
CF Hippolyta LLC, "B1", Series 2020-1, 144A, 2.28%, 7/15/2060		194,444	197,840
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		315,521	324,411
			522,251
Total Asset-Backed (Cost $3,340,522)			3,411,032
Commercial Mortgage-Backed Securities 5.0%
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039		250,000	253,578
Citigroup Commercial Mortgage Trust:
"A", Series 2020-555, 144A, 2.647%, 12/10/2041		500,000	532,625
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		600,000	622,949
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.659% *, 12/25/2024		4,817,278	95,997
"X1", Series K054, Interest Only, 1.309% *, 1/25/2026		1,802,084	97,860
GS Mortgage Securities Corp. II, "B", Series 2018-GS10, 4.519% *, 7/10/2051		500,000	546,931
Morgan Stanley Capital Barclays Bank Trust, "C", Series 2016-MART, 144A, 2.817%, 9/13/2031		500,000	491,401
Total Commercial Mortgage-Backed Securities (Cost $2,571,905)			2,641,341
Collateralized Mortgage Obligations 9.4%
Connecticut Avenue Securities Trust, "1M2", Series 2019-R05, 144A, 1-month USD-LIBOR + 2.000%, 2.148% *, 7/25/2039		299,132	296,503
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 2.298% *, 10/25/2030		372,834	365,664
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		919,537	79,102
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		156,872	12,232
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		845,945	139,986
"PS", Series 4922, Interest Only, 6.050% minus 1-month USD-LIBOR, 5.898% *, 8/25/2049		926,247	149,904
Federal National Mortgage Association, "JL", Series 2019-81, 2.5%, 1/25/2050		1,164,214	1,270,795
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.850%, 1.998% *, 2/25/2050		600,000	584,122
"M2", Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.950%, 2.098% *, 10/25/2049		167,958	166,118
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		137,567	6,849
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		75,378	11,422
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		39,674	6,145
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		29,607	4,796
JPMorgan Mortgage Trust:
"A11", Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 0.975% *, 7/25/2050		791,995	790,895
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.075% *, 5/25/2050		229,376	228,500
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		347,477	357,579
"A3", Series 2020-INV1, 144A, 3.5%, 8/25/2050		209,839	216,092
New Residential Mortgage Loan Trust, "A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		136,205	137,804
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.248% *, 9/25/2048		108,108	105,493
Total Collateralized Mortgage Obligations (Cost $5,074,869)			4,930,001
Government & Agency Obligations 10.3%
Other Government Related (e) 0.6%
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	304,834
Sovereign Bonds 1.6%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		200,000	223,576
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		200,000	205,972
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	290,000	347,239
Republica Orient Uruguay, 4.375%, 1/23/2031		49,383	58,705
			835,492
U.S. Treasury Obligations 8.1%
U.S. Treasury Bond, 1.25%, 5/15/2050		1,342,000	1,275,739
U.S. Treasury Notes:
0.25%, 6/15/2023		450,000	451,195
0.625%, 8/15/2030		2,526,000	2,513,370
			4,240,304
Total Government & Agency Obligations (Cost $5,353,504)			5,380,630
Short-Term U.S. Treasury Obligations 2.0%
U.S. Treasury Bills:
0.101% **, 8/12/2021 (f) (g)		200,000	199,812
0.125% **, 8/12/2021 (f) (g)		850,000	849,200
Total Short-Term U.S. Treasury Obligations (Cost $1,048,898)			1,049,012
		Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (h) (i) (Cost $58,200)		58,200	58,200
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 0.09% (h) (Cost $3,108,386)		3,108,386	3,108,386
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,423,431)		103.2	54,132,109
Other Assets and Liabilities, Net		(3.2)	(1,682,274)
Net Assets		100.0	52,449,835

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (h) (i)
3,030,000	—	2,971,800 (j)	—	—	2,870	—	58,200	58,200
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 0.09% (h)
163,542	32,334,898	29,390,054	—	—	6,691	—	3,108,386	3,108,386
3,193,542	32,334,898	32,361,854	—	—	9,561	—	3,166,586	3,166,586

*	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued, delayed delivery or forward commitment securities included.
(c)	Perpetual, callable security with no stated maturity date.
(d)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $56,700, which is 0.1% of net assets.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2020 open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	12/31/2020	14	3,092,174	3,093,453	1,279
Ultra 10 Year U.S. Treasury Note	USD	12/21/2020	5	797,450	799,609	2,159
Total unrealized appreciation						3,438

At September 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra Long U.S. Treasury Bond	USD	12/21/2020	2	446,901	443,625	3,276

At September 30, 2020, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2025	2,760,000	USD	(107,035)	(114,830)	7,795

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	750,000	USD	883,367	11/5/2020	8,376	BNP Paribas

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$27,522,642	$—	$27,522,642
Mortgage-Backed Securities Pass-Throughs	—	6,030,865	—	6,030,865
Asset-Backed	—	3,411,032	—	3,411,032
Commercial Mortgage-Backed Securities	—	2,641,341	—	2,641,341
Collateralized Mortgage Obligations	—	4,930,001	—	4,930,001
Government & Agency Obligations	—	5,380,630	—	5,380,630
Short-Term U.S. Treasury Obligations	—	1,049,012	—	1,049,012
Short-Term Investments (l)	3,166,586	—	—	3,166,586
Derivatives (m)
Futures Contracts	6,714	—	—	6,714
Credit Default Swap Contracts	—	7,795	—	7,795
Forward Foreign Currency Contracts	—	8,376	—	8,376
Total	$3,173,300	$50,981,694	$—	$54,154,994

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 8,376
Credit Contracts	$ —	$ 7,795	$ —
Interest Rate Contracts	$ 6,714	$ —	$ —